SEGMENTS (Details 5) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting [Abstract]
Profitability Of MS As A Percentage Of Copaxone Revenues	80.30%	81.60%
Payment Related To Ninlaro Transaction	$ 150,000,000